Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 24,405,000	$ 25,937,000
Allowances for doubtful accounts and billing adjustments	644,000	1,113,000
Deferred revenue	18,645,000	19,031,000
Purchase accounting adjustments		15,889,000
Other, net	41,348,000	37,123,000
Total deferred income tax assets	85,042,000	99,093,000
Less valuation allowance for deferred income tax assets	(19,400,000)	(19,207,000)
Net deferred income tax assets	65,642,000	79,886,000
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(36,682,000)	(42,351,000)
Computer software development costs	(39,637,000)	(40,339,000)
Purchase accounting adjustments	(4,514,000)
Foreign currency translation	(8,574,000)	(6,432,000)
Other, net	(9,150,000)	(6,712,000)
Total deferred income tax liabilities	(98,557,000)	(95,834,000)
Net deferred income tax liabilities	(32,915,000)	(15,948,000)
Total net deferred tax assets (liabilities):
Current	9,825,000	12,872,000
Noncurrent	(42,740,000)	(28,820,000)
Net deferred income tax liabilities	$ (32,915,000)	$ (15,948,000)